UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2012 – September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

September 30, 2012

	Shares/Par	Value
JNL/PPM America Total Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.9%
American Airlines Pass-Through Trust, 10.38%, 07/02/19	$153,553	$166,221
American Express Credit Account Master Trust
1.27%, 04/17/17 (a) (b)	1,479,000	1,487,457
0.99%, 03/15/18	477,000	478,482
AmeriCredit Automobile Receivables Trust
1.73%, 02/08/17	1,080,000	1,093,919
1.59%, 07/10/17	473,000	477,487
1.31%, 11/08/17	606,000	606,555
Banc of America Commercial Mortgage Inc. REMIC, 5.92%, 02/10/51 (a)	800,000	945,231
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/42 (a)	500,000	595,643
5.69%, 06/11/50 (a) (c)	300,000	352,368
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	2,500,000	2,701,700
Chase Issuance Trust, 0.36%, 08/15/17 (a)	4,000,000	4,000,012
Continental Airlines Inc. Pass-Through Certificates
5.50%, 10/29/20	545,000	557,263
4.00%, 10/29/24	1,277,000	1,307,329
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	758,000	780,740
4.15%, 04/11/24 (c)	1,065,000	1,091,625
Countrywide Asset-Backed Certificates REMIC, 4.95%, 04/25/33 (a)	45,631	46,216
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (b)	3,287,216	3,573,519
Delta Air Lines Pass-Through Trust - Class A
6.20%, 07/02/18	1,008	1,109
4.95%, 05/23/19	229,055	246,806
Ford Credit Auto Owner Trust, 1.15%, 06/15/17	2,000,000	2,036,496
Goldman Sachs Mortgage Securities Corp. II, 4.95%, 01/10/45 (b)	847,000	966,471
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39 (c)	139,000	158,713
John Deere Owner Trust, 0.43%, 02/17/15	2,698,000	2,700,741
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.92%, 02/12/49 (a)	1,860,000	2,184,473
LB-UBS Commercial Mortgage Trust REMIC, 5.43%, 02/15/40	300,000	343,187
Morgan Stanley Capital I REMIC, 6.08%, 06/11/49 (a)	2,750,000	3,230,752
Morgan Stanley Re-REMIC Trust, 5.98%, 08/12/45 (a) (b)	1,500,000	1,761,997
Sierra Receivables Funding Co. LLC
2.84%, 11/20/28 (b)	1,346,416	1,362,178
2.38%, 03/20/29 (b)	821,011	828,963
United Air Lines Inc., 9.75%, 01/15/17	79,733	91,893
Total Non-U.S. Government Agency Asset-Backed Securities (cost $34,521,834)		36,175,546

CORPORATE BONDS AND NOTES - 48.8%

CONSUMER DISCRETIONARY - 5.7%
A&E Television Networks LLC
4.00%, 08/22/19 (d)	1,000,000	1,003,200
4.00%, 08/22/22 (d)	1,000,000	998,720
4.00%, 08/22/24 (d)	1,000,000	997,440
Atlantic Broadband Finance LLC 1st Lien Term Loan, 5.25%, 04/15/19 (a)	1,425,428	1,426,440
Delphi Corp.
5.88%, 05/15/19	800,000	864,000
6.13%, 05/15/21 (c)	185,000	204,887
EMI Music Publishing Ltd. Term Loan, 5.50%, 03/15/18 (a)	596,505	602,917
KB Home, 7.50%, 09/15/22 (c)	409,000	442,742
Lennar Corp., 4.75%, 12/15/17 (b)	900,000	929,250
MGM Resorts International
9.00%, 03/15/20	1,100,000	1,227,875
6.75%, 10/01/20 (b) (c)	1,005,000	1,005,000
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	90,000	100,350
Nara Cable Funding Ltd., 8.88%, 12/01/18 (b)	808,000	737,300
News America Inc., 6.15%, 02/15/41	660,000	821,622
NVR Inc., 3.95%, 09/15/22	2,573,000	2,638,349
Party City Holdings Inc. Term Loan, 5.75%, 07/25/19 (a)	610,000	617,167
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (b)	53,000	58,168
6.54%, 10/01/20 (b)	950,000	1,021,554
ServiceMaster Co., 7.00%, 08/15/20 (b) (c)	965,000	989,125
Shea Homes LP, 8.63%, 05/15/19 (c)	627,000	699,105
Starz LLC, 5.00%, 09/15/19 (b)	764,000	781,190
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (b) (c)	798,000	849,870
TRW Automotive Inc., 7.25%, 03/15/17 (b) (c)	100,000	114,250
Univision Communications Inc., 6.75%, 09/15/22 (b) (c)	835,000	835,000
Volvo AB, 5.95%, 04/01/15 (b)	177,000	193,872
WideOpenWest Finance LLC Term Loan, 6.25%, 07/15/18 (a)	1,395,000	1,405,114
Wolverine World Wide Inc., 6.13%, 10/15/20	297,000	305,910
Wynn Las Vegas LLC, 7.75%, 08/15/20 (c)	1,100,000	1,223,750
		23,094,167
CONSUMER STAPLES - 2.4%
Bunge Ltd. Finance Co., 8.50%, 06/15/19	100,000	126,701
Kraft Foods Group Inc., 5.00%, 06/04/42 (b)	523,000	583,447
Lorillard Tobacco Co., 7.00%, 08/04/41	562,000	677,000
Mars Inc.
4.00%, 10/11/17 (d)	2,850,000	2,859,605
4.00%, 10/11/27 (d)	1,200,000	1,182,900
Molson Coors Brewing Co., 5.00%, 05/01/42	901,000	1,006,621
Reynolds Group Issuer Inc., 7.88%, 08/15/19	750,000	810,000
SABMiller Holdings Inc., 3.75%, 01/15/22 (b)	1,202,000	1,305,296
Sysco Corp., 2.60%, 06/12/22	1,258,000	1,297,569
		9,849,139
ENERGY - 5.9%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (c)	397,000	330,502
BP Capital Markets Plc, 3.25%, 05/06/22	2,222,000	2,351,272
BreitBurn Energy Partners LP, 7.88%, 04/15/22 (b) (c)	1,429,000	1,479,015
DCP Midstream Operating LP, 4.95%, 04/01/22	1,704,000	1,791,357
Dolphin Energy Ltd., 5.89%, 06/15/19 (b)	164,082	186,233
El Paso Pipeline Partners Operating Co. LLC, 7.50%, 11/15/40	500,000	649,528
Ensco Plc
3.25%, 03/15/16	300,000	320,071
4.70%, 03/15/21 (c)	1,600,000	1,807,149
Enterprise Products Operating LLC, 5.95%, 02/01/41	700,000	828,047
Everest Acquisition LLC
6.88%, 05/01/19 (b) (c)	1,000,000	1,070,000
9.38%, 05/01/20 (b) (c)	650,000	708,500
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (c)	723,000	744,384

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
5.00%, 08/15/42	578,000	600,160
MarkWest Energy Partners LP, 5.50%, 02/15/23 (c)	1,071,000	1,121,872
ONEOK Partners LP, 3.38%, 10/01/22	1,802,000	1,810,778
Petrobras International Finance Co.
2.88%, 02/06/15 (c)	1,069,000	1,098,746
3.88%, 01/27/16	1,000,000	1,057,810
6.75%, 01/27/41	207,000	256,917
Seadrill Ltd., 5.63%, 09/15/17 (b)	1,876,000	1,890,070
Transocean Inc.
2.50%, 10/15/17	1,000,000	1,005,543
6.38%, 12/15/21 (c)	1,224,000	1,464,908
3.80%, 10/15/22	505,000	507,614
Weatherford International Ltd., 5.95%, 04/15/42 (c)	618,000	650,122
		23,730,598
FINANCIALS - 19.6%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	1,696,000	2,228,771
American International Group Inc.
2.38%, 08/24/15	2,250,000	2,274,003
8.25%, 08/15/18	1,950,000	2,507,524
AON Corp., 8.21%, 01/01/27 (c)	100,000	125,134
Bank of America Corp.
5.63%, 10/14/16	1,150,000	1,294,867
7.63%, 06/01/19	1,400,000	1,748,223
Bank of America NA, 6.10%, 06/15/17 (c)	2,450,000	2,782,575
BlackRock Inc., 3.38%, 06/01/22	1,062,000	1,124,708
Chubb Corp., 6.38%, 03/29/67 (a)	100,000	106,500
Citigroup Inc.
2.65%, 03/02/15	3,000,000	3,072,981
6.00%, 08/15/17	39,000	45,427
CME Group Inc., 3.00%, 09/15/22	1,750,000	1,759,426
Corp. Andina de Fomento, 3.75%, 01/15/16	2,500,000	2,621,060
Credit Suisse AG, 2.60%, 05/27/16 (b) (c)	1,750,000	1,845,452
Duke Realty LP, 8.25%, 08/15/19	100,000	126,411
Ford Motor Credit Co. LLC
5.63%, 09/15/15 (c)	2,000,000	2,186,136
5.00%, 05/15/18	2,248,000	2,454,193
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22), Series B (e)	2,194,000	2,315,833
7.13% (callable at 100 beginning 06/15/22), Series A (e)	1,100,000	1,225,862
Goldman Sachs Group Inc., 6.75%, 10/01/37	275,000	294,603
Hartford Financial Services Group Inc., 5.13%, 04/15/22	649,000	728,984
HSBC Bank Plc, 1.63%, 07/07/14 (b) (c)	2,500,000	2,516,740
HSBC USA Inc, 9.50%, 04/15/14	145,000	160,499
Hyundai Capital America
1.63%, 10/02/15 (b)	2,500,000	2,501,237
3.75%, 04/06/16 (b)	670,000	712,767
Hyundai Capital Services Inc.
6.00%, 05/05/15 (b)	1,100,000	1,210,509
4.38%, 07/27/16 (b)	200,000	215,592
4.00%, 06/08/17 (b)	450,000	485,370
International Lease Finance Corp.
6.50%, 09/01/14 (b)	150,000	161,250
4.88%, 04/01/15 (c)	2,000,000	2,078,824
6.75%, 09/01/16 (b)	1,100,000	1,236,125
7.13%, 09/01/18 (b) (c)	1,000,000	1,165,000
8.63%, 01/15/22 (c)	750,000	905,625
IPIC GMTN Ltd., 5.50%, 03/01/22 (b)	1,000,000	1,120,000
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (e)	1,200,000	1,362,876
2.00%, 08/15/17	701,000	707,108
3.25%, 09/23/22	1,309,000	1,327,187
JPMorgan Chase Bank NA, 5.88%, 06/13/16	1,500,000	1,724,915
Macquarie Group Ltd., 7.30%, 08/01/14 (b)	150,000	161,547
MetLife Global Funding I Inc., 2.50%, 09/29/15 (b)	3,000,000	3,122,436
MetLife Inc., 1.76%, 12/15/17	2,484,000	2,503,686
Murray Street Investment Trust I, 4.65%, 03/09/17 (f)	2,250,000	2,416,212
Pricoa Global Funding I, 5.30%, 09/27/13 (b)	255,000	266,001
RBS Citizens Financial Group Inc., 4.15%, 09/28/22 (b)	2,100,000	2,103,908
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	3,500,000	3,542,112
Santander Holdings USA Inc., 3.00%, 09/24/15	2,033,000	2,056,827
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (a)	3,850,000	3,766,262
Stadshypotek AB, 1.88%, 10/02/19 (b)	2,000,000	1,999,400
Swiss Re Solutions Holding Corp., 7.75%, 06/15/30	200,000	258,083
UBS AG, 2.25%, 03/30/17 (b)	1,500,000	1,561,176
UPCB Finance VI Ltd., 6.88%, 01/15/22 (b) (c)	1,212,000	1,284,720
Vesey Street Investment Trust I, 4.40%, 09/01/16 (f)	588,000	629,184
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (c) (e)	1,200,000	1,378,500
		79,510,351
HEALTH CARE - 3.6%
Biomet Inc., 6.50%, 08/01/20	752,000	779,260
HealthSouth Corp., 5.75%, 11/01/24	1,071,000	1,089,743
Mayo Clinic Rochester, 3.77%, 11/15/43	600,000	602,568
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/42	997,000	1,159,840
Novartis Capital Corp., 2.40%, 09/21/22	1,577,000	1,595,610
NYU Hospitals Center, 4.43%, 07/01/42	926,000	941,038
Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17 (b)	1,500,000	1,516,995
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (b)	508,000	518,160
VPI Escrow Corp., 6.38%, 10/15/20 (b)	1,354,000	1,381,080
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	1,684,000	1,702,741
3.25%, 10/01/22	348,000	352,457
4.63%, 10/01/42	421,000	431,037
WellPoint Inc., 1.25%, 09/10/15	2,565,000	2,582,909
		14,653,438
INDUSTRIALS - 2.8%
BAA Funding Ltd., 2.50%, 06/25/15 (b)	810,000	826,364
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22	2,250,000	2,328,793
Penske Truck Leasing Co. LP
2.50%, 03/15/16 (b)	4,000,000	3,998,956
3.38%, 03/15/18 (b) (c)	1,350,000	1,350,873
4.88%, 07/11/22 (b)	1,953,000	1,949,559
United Technologies Corp., 4.50%, 06/01/42	948,000	1,062,504
		11,517,049
INFORMATION TECHNOLOGY - 1.0%
ViaSat Inc.
6.88%, 06/15/20	1,223,000	1,259,690
6.88%, 06/15/20 (b)	2,519,000	2,607,165
		3,866,855
MATERIALS - 4.4%
Cemex SAB de CV, 9.50%, 06/15/18 (b) (c)	625,000	635,937

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (b)	500,000	465,000
8.25%, 11/01/19 (b)	800,000	776,000
Ineos Finance Plc, 7.50%, 05/01/20 (b)	387,000	392,805
Methanex Corp., 5.25%, 03/01/22	1,699,000	1,815,045
Rio Tinto Finance USA Plc, 1.63%, 08/21/17	2,250,000	2,254,516
Rock-Tenn Co.
4.45%, 03/01/19 (b) (c)	287,000	302,731
3.50%, 03/01/20 (b)	566,000	576,820
Rockwood Specialties Group Inc., 4.63%, 10/15/20 (c)	1,243,000	1,261,645
Sappi Papier Holding GmbH
7.75%, 07/15/17 (b)	1,337,000	1,430,590
8.38%, 06/15/19 (b)	706,000	755,420
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (b)	1,320,000	1,303,500
Teck Resources Ltd.
2.50%, 02/01/18	370,000	371,614
10.75%, 05/15/19	3,270,000	3,940,677
3.75%, 02/01/23 (c)	400,000	395,698
5.20%, 03/01/42	375,000	352,651
Verso Paper Holdings LLC, 11.75%, 01/15/19 (b) (c)	911,000	961,105
		17,991,754
TELECOMMUNICATION SERVICES - 0.9%
Crown Castle Towers LLC, 4.88%, 08/15/20 (b)	1,450,000	1,631,678
Santander Holdings USA Inc., 4.63%, 04/19/16	1,550,000	1,623,806
Telecom Italia Capital SA, 6.18%, 06/18/14	150,000	157,875
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (b)	100,000	100,397
		3,513,756
UTILITIES - 2.5%
Abu Dhabi National Energy Co., 4.75%, 09/15/14 (b)	175,000	184,625
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (b)	630,000	744,456
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	980,575	1,122,885
MidAmerican Energy Co., 6.13%, 04/01/36	939,000	1,201,335
Oncor Electric Delivery Co., 6.80%, 09/01/18	2,250,000	2,776,851
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (c)	1,379,000	1,462,882
5.30%, 06/01/42	360,000	393,364
Pacific Gas & Electric Co., 4.45%, 04/15/42	314,000	343,193
PPL WEM Holdings Plc, 3.90%, 05/01/16 (b)	200,000	210,491
Puget Energy Inc., 6.00%, 09/01/21 (c)	1,350,000	1,509,867
		9,949,949
Total Corporate Bonds and Notes (cost $188,534,783)		197,677,056

GOVERNMENT AND AGENCY OBLIGATIONS - 40.8%

GOVERNMENT SECURITIES - 15.9%
U.S. Treasury Securities - 15.9%
U.S. Treasury Bond
4.38%, 05/15/41	125,000	165,625
3.75%, 08/15/41	3,968,000	4,744,240
3.13%, 11/15/41	1,925,000	2,050,726
U.S. Treasury Note
0.25%, 05/15/15	800,000	799,187
0.88%, 11/30/16 - 07/31/19	32,585,000	32,917,768
1.00%, 03/31/17	4,590,000	4,681,800
0.63%, 05/31/17	1,900,000	1,904,750
2.00%, 11/15/21 - 02/15/22	12,185,000	12,699,290
1.75%, 05/15/22	4,255,000	4,314,834
		64,278,220
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 24.9%
Federal Home Loan Mortgage Corp. - 6.6%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/26 - 03/01/42	4,694,574	5,066,616
3.00%, 09/01/26	1,942,000	2,053,622
6.00%, 07/01/37 - 09/01/37	818,487	899,769
5.00%, 02/01/38 - 08/01/40	5,795,804	6,304,101
5.50%, 07/01/38 - 07/01/39	4,064,909	4,431,884
4.50%, 10/01/39 - 07/01/41	6,506,499	7,014,877
3.50%, 11/15/42, TBA (g)	1,076,000	1,150,647
		26,921,516
Federal National Mortgage Association - 12.7%
Federal National Mortgage Association
4.50%, 02/01/23 - 08/01/40	6,752,954	7,313,188
3.50%, 11/01/25 - 12/01/25	2,458,081	2,618,076
4.00%, 01/01/26 - 07/01/41	8,391,586	9,045,510
3.00%, 10/15/27, TBA (g)	5,234,000	5,548,040
5.50%, 05/01/33 - 01/01/39	3,637,161	4,008,984
5.50%, 11/01/35, TBA (g)	2,849,576	3,142,707
6.00%, 08/01/37 - 10/01/38	5,714,924	6,331,116
3.50%, 10/01/42, TBA (g)	4,069,991	4,409,127
5.00%, 10/15/42, TBA (g)	5,179,000	5,649,156
3.50%, 11/15/42, TBA (g)	3,085,000	3,300,468
		51,366,372
Government National Mortgage Association - 5.6%
Government National Mortgage Association
5.00%, 01/15/39	2,844,847	3,147,683
4.50%, 07/15/41 - 01/20/42	4,619,155	5,124,127
4.00%, 09/20/41	4,184,301	4,610,390
3.50%, 10/15/42, TBA (g)	5,435,000	5,944,531
4.50%, 10/15/42, TBA (g)	3,623,000	3,997,188
		22,823,919
Total Government and Agency Obligations (cost $163,447,503)		165,390,027

COMMON STOCKS - 0.0%

FINANCIALS - 0.0%
Citigroup Inc.	1,226	40,115
Total Common Stocks (cost $29,128)		40,115

PREFERRED STOCKS - 0.7%

FINANCIALS - 0.7%
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (e)	58,000	1,593,260
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (c) (e)	35,000	979,300
Total Preferred Stocks (cost $2,325,000)		2,572,560

TRUST PREFERREDS - 0.3%
Citigroup Capital XIII, 7.88% (callable at 25 beginning 10/30/15)	35,000	974,750
Total Trust Preferreds (cost $906,360)		974,750

SHORT TERM INVESTMENTS - 20.9%
Investment Company - 12.0%
JNL Money Market Fund, 0.06% (h) (i)	48,477,909	48,477,909

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
Securities Lending Collateral - 8.9%
Securities Lending Cash Collateral Fund LLC, 0.30% (h) (i)	36,154,267	36,154,267

Total Short Term Investments (cost $84,632,176)		84,632,176

Total Investments - 120.4% (cost $474,396,784)		487,462,230
Other Assets and Liabilities, Net - (20.4%) (j)		(82,433,553)
Total Net Assets - 100.0%		$405,028,677

(a)	Variable rate security. Rate stated was in effect as of September 30, 2012.
(b)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was $75,336,784.

(c)	All or portion of the security was on loan.
(d)

Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board Accounting Standards Codification Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Financial Accounting Standards Board Accounting Standards Codification Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(e)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(f)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2012.
(g)	Investment purchased on a delayed delivery basis. As of September 30, 2012, the total payable of investments purchased on a delayed delivery basis was $33,016,518.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.
(j)	Cash is pledged as collateral for open futures contracts. As of September 30, 2012, total value of collateral was $204,181.

Abbreviations:

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

JNL Money Market Fund

CORPORATE BONDS AND NOTES - 8.3%

CONSUMER DISCRETIONARY - 0.2%
Target Corp., 0.38%, 01/11/13 (a)	$4,750,000	$4,750,000

FINANCIALS - 7.5%
American Honda Finance Corp., 0.52%, 08/02/13 (a) (b)	19,500,000	19,500,000
General Electric Capital Corp.
0.57%, 11/01/12 (a)	12,500,000	12,503,243
0.59%, 01/15/13 (a)	17,000,000	17,010,272
Inter-American Development Bank, 3.50%, 07/08/13	17,000,000	17,426,279
JPMorgan Chase & Co., 5.38%, 10/01/12	16,129,000	16,129,000
Kreditanstalt fuer Wiederaufbau, 1.38%, 07/15/13	2,230,000	2,249,843
MetLife Global Funding I, 2.50%, 01/11/13 (b)	2,600,000	2,612,870
MetLife Institutional Funding II, 0.48%, 09/12/13 (a) (b)	24,900,000	24,900,000
National Rural Utilities Cooperative Finance Corp., 0.54%, 08/09/13 (a)	11,600,000	11,600,000
New York Life Global Funding, 2.25%, 12/14/12 (b)	6,630,000	6,655,695
Toronto-Dominion Bank, 0.63%, 07/26/13 (a)	21,130,000	21,171,289
Toyota Motor Credit Corp.
0.66%, 10/12/12 (a)	11,400,000	11,401,411
0.88%, 01/15/13 (a)	13,800,000	13,800,000
Wells Fargo & Co., 4.38%, 01/31/13	9,250,000	9,367,060
		186,326,962
HEALTH CARE - 0.6%
Novartis Capital Corp., 1.90%, 04/24/13	14,000,000	14,132,351
Total Corporate Bonds and Notes (cost $205,209,313)		205,209,313

GOVERNMENT AND AGENCY OBLIGATIONS - 23.0%

GOVERNMENT SECURITIES - 5.1%
Federal Farm Credit Bank - 0.3% (c)
Federal Farm Credit Bank, 1.63%, 12/24/12	8,000,000	8,026,250
Federal Home Loan Bank - 0.4% (c)
Federal Home Loan Bank, 1.88%, 06/21/13	10,000,000	10,120,815
Federal Home Loan Mortgage Corp. - 4.1% (c)
Federal Home Loan Mortgage Corp.
0.29%, 10/12/12 (a)	41,570,000	41,570,662
4.50%, 01/15/13	14,807,000	14,989,584
1.63%, 04/15/13	44,995,000	45,333,373
		101,893,619
Sovereign - 0.3%
Province of Ontario, Canada, 0.58%, 11/19/12 (a)	6,000,000	6,002,524

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 17.9%
Federal Farm Credit Bank - 1.0%
Federal Farm Credit Bank
0.23%, 11/09/12 (a)	15,000,000	14,999,857
0.29%, 11/26/12 (a)	3,500,000	3,500,257
0.21%, 12/05/12 (a)	6,135,000	6,134,667
		24,634,781
Federal Home Loan Bank - 10.4%
Federal Home Loan Bank
0.20%, 01/11/13	4,980,000	4,979,889
0.19%, 03/25/13	70,650,000	70,636,376
0.25%, 03/27/13 - 07/01/13	50,050,000	50,038,444
0.23%, 04/17/13 - 06/06/13	64,685,000	64,688,539
0.22%, 04/25/13 - 05/03/13	26,850,000	26,848,830
0.24%, 05/10/13	4,000,000	3,999,927
0.27%, 05/21/13	11,000,000	11,000,000
0.17%, 08/01/13 (a)	12,000,000	11,995,938
0.28%, 08/15/13	12,000,000	12,008,108
		256,196,051
Federal Home Loan Mortgage Corp. - 4.8%
Federal Home Loan Mortgage Corp.
0.20%, 11/14/12 - 11/26/12	25,850,000	25,850,126
0.21%, 11/14/12	12,500,000	12,500,403
0.29%, 01/22/13 (a)	15,750,000	15,751,964
1.72%, 04/11/13	21,710,000	21,883,017
0.38%, 09/03/13 (a)	41,000,000	41,069,550
		117,055,060
Federal National Mortgage Association - 1.7%
Federal National Mortgage Association
0.35%, 12/03/12 (a)	6,000,000	6,000,946
0.32%, 01/10/13 (a)	20,000,000	20,005,293
0.75%, 02/26/13	7,000,000	7,013,881
3.25%, 04/09/13	9,345,000	9,492,181
		42,512,301
Total Government and Agency Obligations (cost $566,441,401)		566,441,401

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
SHORT TERM INVESTMENTS - 68.6%

Certificates of Deposit - 9.8%
Bank of Montreal
0.46%, 01/04/13 (a)	14,000,000	14,000,000
0.28%, 02/08/13	15,000,000	15,000,000
0.43%, 06/17/13 (a)	15,000,000	15,000,000
Bank of Nova Scotia
0.66%, 10/01/12 (a)	6,500,000	6,500,000
0.75%, 10/15/12	18,000,000	18,003,827
0.76%, 10/18/12 (a)	2,000,000	2,000,440
0.45%, 08/15/13 (a)	21,000,000	21,000,000
Canadian Imperial Bank of Commerce
0.35%, 02/04/13	15,000,000	15,000,000
0.28%, 05/09/13	15,000,000	15,000,000
0.46%, 08/27/13	22,000,000	22,000,000
JPMorgan Chase & Co., 0.39%, 02/04/13	18,000,000	18,000,000
Rabobank Nederland NV, 0.54%, 11/16/12 (a)	6,000,000	6,001,847
Royal Bank of Canada, 0.46%, 09/06/13	26,000,000	26,000,000
Standard Chartered Bank
0.38%, 10/09/12	10,000,000	10,000,000
0.40%, 10/30/12	15,000,000	15,000,000
0.44%, 11/09/12	10,000,000	10,000,000
Toronto-Dominion Bank, 0.27%, 11/02/12	13,000,000	13,000,000
		241,506,114
Commercial Paper - 14.5%
Chariot Funding LLC, 0.21%, 12/17/12 (b)	30,000,000	29,986,525
Coca-Cola Co.
0.30%, 11/15/12 (b)	11,700,000	11,695,613
0.20%, 11/29/12 (b)	8,500,000	8,497,214
0.26%, 01/14/13 (b)	25,150,000	25,130,928
DNB Bank ASA
0.36%, 10/09/12 (b)	10,000,000	9,999,211
0.23%, 11/21/12 (b)	11,500,000	11,496,253
Fairway Finance, 0.19%, 10/30/12 (b)	24,000,000	23,996,327
General Electric Capital Corp., 0.39%, 01/15/13	17,000,000	16,980,979
HSBC USA Inc.
0.24%, 10/15/12	16,500,000	16,498,460
0.31%, 02/20/13	18,000,000	17,977,990
JPMorgan Chase & Co., 0.35%, 10/01/12	14,000,000	14,000,000
Jupiter Securitization Corp., 0.25%, 01/16/13 (b)	15,000,000	14,988,854
Kreditanstalt fuer Wiederaufbau, 0.21%, 11/20/12 (b)	25,000,000	24,992,708
Market Street Funding LLC
0.18%, 12/03/12 (b)	15,000,000	14,995,275
0.20%, 12/11/12 (b)	16,000,000	15,993,689
Old Line Funding LLC, 0.18%, 10/18/12 (b)	22,000,000	21,998,130
Province of Quebec, Canada, 0.22%, 10/23/12	15,000,000	14,997,983
Thunder Bay Funding LLC
0.20%, 11/01/12 (b)	20,000,000	19,996,556
0.25%, 11/26/12 (b)	20,000,000	19,992,222
Toyota Motor Credit Corp., 0.30%, 03/05/13	22,700,000	22,670,679
		356,885,596
Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.06% (d)	54,344	54,344

Repurchase Agreements - 44.3%
Repurchase Agreement with Bank of America Securities, 0.17% (Collateralized by $78,451,110 Federal National Mortgage Association, 3.50%-4.00% due 12/01/40-10/01/42, value $84,047,996) acquired on 09/28/12, due 10/01/12 at $82,401,167	$82,400,000	82,400,000
Repurchase Agreement with Barclays Bank Plc, 0.16% (Collateralized by $390,785 Government National Mortgage Association, 4.00%, due 01/20/42, value $431,768 and $155,931,675 Federal National Mortgage Association 2.50%-3.50%, due 09/01/22-09/01/42, value $167,868,279) acquired on 09/27/12, due 10/04/12 at $165,005,133	165,000,000	165,000,000
Repurchase Agreement with Barclays Bank Plc, 0.25% (Collateralized by $49,936,507 Government National Mortgage Association, 4.53%-5.00%, due 04/20/40-09/20/62, value $55,692,000) acquired on 09/28/12, due 10/01/12 at $54,601,138	54,600,000	54,600,000
Repurchase Agreement with BNP Paribas Securities, 0.18% (Collateralized by $14,881,852 Government National Mortgage Association, 3.50%-6.00% due 11/15/18-06/20/42, value $16,628,419 and $39,732,144 Federal National Mortgage Association, 2.50%-6.50% due 12/01/17-01/01/42, value $43,754,797 and $23,967,298 Federal Home Loan Mortgage Corp., 4.00%-7.00% due 12/01/18-10/01/41, value $26,316,798) acquired on 08/30/12, due 10/04/12 at $85,014,875	85,000,000	85,000,000
Repurchase Agreement with Deutsche Bank AG, 0.18% (Collateralized by $48,189,600 U.S Treasury Note, 0.50% due 07/31/17, value $48,960,014) acquired on 09/28/12, due 10/05/12 at $48,001,680	48,000,000	48,000,000
Repurchase Agreement with Deutsche Bank AG, 0.25% (Collateralized by $69,67,400 U.S Treasury Note, 0.38%, due 04/15/15, value $69,870,046) acquired on 09/28/12, due 10/01/12 at $68,501,427	68,500,000	68,500,000
Repurchase Agreement with Goldman Sachs and Co., 0.21% (Collateralized by $141,007,546 Federal National Mortgage Association, 3.15%-6.00% due 08/01/25-01/01/42, value $152,999,985) acquired on 09/25/12, due 10/02/12 at $150,006,125	150,000,000	150,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.21% (Collateralized by $95,737,106 Federal National Mortgage Association, 4.00%-6.00% due 08/01/24-06/01/42, value $106,555,486 and $42,254,039 Federal Home Loan Mortgage Corp., 4.00%-4.50% due 06/01/41-12/01/41, value $46,081,759) acquired on 09/24/12, due 10/01/12 at $150,006,125	150,000,000	150,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.22% (Collateralized by $83,871,296 Federal National Mortgage Association, 3.33%-4.00% due 12/01/21-08/01/42, value $91,633,125 and $4,650,694 Federal Home Loan Mortgage Corp. 5.00% due 08/01/41, value $5,266,866) acquired on 09/26/12, due 10/03/12 at $95,004,064	95,000,000	95,000,000
Repurchase Agreement with J.P Morgan Securities, 0.22% (Collateralized by $72,465,189 Federal Home Loan Mortgage Corp. 2.45%-3.14%, due 05/01/33-10/01/42, value $76,501,031) acquired on 09/28/12, due 10/05/12 at $75,003,208	75,000,000	75,000,000

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
Repurchase Agreement with J.P Morgan Securities, 0.25% (Collateralized by $22,863,542 Federal National Mortgage Association 2.33%-5.63%, due 07/01/27-09/01/41, value $24,482,695) acquired on 09/28/12, due 10/01/12 at $24,000,500	24,000,000	24,000,000
Repurchase Agreement with RBS Securities Inc. 0.20% (Collateralized by $83,470,000 U.S Treasury Note, 2.63% due 04/30/18, value $92,924,735) acquired on 09/28/12, due 10/01/12 at $91,101,518	91,100,000	91,100,000
		1,088,600,000
Total Short Term Investments (cost $1,687,046,054)		1,687,046,054
Total Investments - 99.9% (cost $2,458,696,768)		2,458,696,768
Other Assets and Liabilities, Net - 0.1%		1,735,133
Total Net Assets - 100.0%		$2,460,431,901

(a)	Variable rate security. Rate stated was in effect as of September 30, 2012.
(b)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was $307,428,069.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

Security Valuation — Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC’s (“Adviser” or “JNAM”) Pricing Committee (“Pricing Committee”) which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Funds’ Advisers, Sub-Advisers, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on a liquid exchange are valued at the settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which are valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2012 by valuation level.

	Assets as of September 30, 2012 by Level:
	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$36,175,546	$—	$36,175,546
Corporate Bonds and Notes	—	190,635,191	7,041,865	197,677,056
Government and Agency Obligations	—	165,390,027	—	165,390,027
Common Stocks	40,115	—	—	40,115
Preferred Stocks	2,572,560	—	—	2,572,560
Trust Preferreds	974,750	—	—	974,750
Short Term Investments	84,632,176	—	—	84,632,176
Fund Total	$88,219,601	$392,200,764	$7,041,865	$487,462,230

JNL Money Market Fund
Corporate Bonds and Notes	$—	$205,209,313	$—	$205,209,313
Government and Agency Obligations	—	558,441,401	—	566,441,401
Short Term Investments	54,344	1,686,991,710	—	1,687,046,054
Fund Total	$54,344	$2,458,642,424	$—	$2,458,696,768

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$62,826	$—	$—	$62,826

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$(177,942)	$—	$—	$(177,942)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Funds recognize transfers between levels as of the beginning of the period.  There were no material transfers into or out of Level 1, 2, or 3 during the period.

The following table is a rollforward of material Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2012:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
Investments in Securities
JNL/PPM America Total Return Fund
Corporate Bonds and Notes	$—	$—	$—	$(7,495)	$4,050,000	$—	$4,042,505	(3)	$(7,495)

(1) Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at September 30, 2012.

(2) There were no material, significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2012.

(3) The fair value measurements of the corporate bonds in JNL/PPM America Total Return Fund were determined based on a comparable public company’s prior day bond price plus a predetermined spread.  This information is considered an unobservable input to the fair value.  Significant upgrades or downgrades to the company’s or the comparable company’s credit rating, as well as a significant transaction for the corporate bonds in the marketplace, could result in a significant increase or decrease to the corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Market Comparable Company	Prior day price plus spread	+60 basis points

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral — The JNL/PPM America Total Return Fund lends securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Fund’s securities lending agent exchange negotiated lender fees and the Fund receives a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  The Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Fund.  JNL/PPM America Total Return Fund has cash collateral invested in the Securities Lending Cash Collateral Fund, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to JNAM affiliated funds.

Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Investments in Affiliates — During the period ended September 30, 2012, the JNL/PPM America Total Return Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the JNL/PPM America Total Return Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Total Return Fund’s investment in JNL Money Market Fund on December 31, 2011 and September 30, 2012 was $69,859,053 and $48,477,909, respectively.  During the period ended September 30, 2012, dividend income received from this investment was $14,389 and there was no realized gain or loss relating to transactions in this investment.  JNL/PPM America Total Return Fund participates in securities lending and receives cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Fund’s Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the JNL/PPM America Total Return Fund are discussed in the following paragraph.

Futures Contracts — The JNL/PPM America Total Return Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives.  During the period, the Fund used futures contracts to manage exposure to or hedge changes in interest rates and to replicate treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to the Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Total Return Fund
U.S. Treasury Bond Future, 20-Year	December 2012	106	$7,615
U.S. Treasury Note Future, 5-Year	December 2012	(269)	(104,363)
U.S. Treasury Note Future, 10-Year	December 2012	(174)	(73,579)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2012	29	55,211
			$(115,116)

Income Tax Matters - As of September 30, 2012, the cost of investments and the components of net unrealized appreciation for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
JNL/PPM America Total Return Fund	$474,396,930	$13,355,312	$(290,012)	$13,065,300
JNL Money Market Fund	2,458,696,768	—	—	—

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 29, 2012

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	November 29, 2012

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.